COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
14.	COMMITMENTS AND CONTINGENT LIABILITIES

(1)          Operating lease commitments

The Group leases certain buildings and apartments under non-cancelable lease arrangements.  These operating leases expire in various years through 2022. Total lease expense for the year 2013 is RMB 4.0 million (US$ 0.6 million).  These leases may be renewed for periods ranging from one to two years.

Future minimum payments under non-cancelable operating leases with initial terms of one year or more consisted of the following at December 31, 2013:

	(In thousands)
	US$	RMB
2014	275	1,678
2015	169	1,031
2016	71	431
2017	68	415
2018	58	358
2019 and thereafter	248	1,513
Total minimum lease payments	889	5,426

(2)          Capital commitments

As of December 31, 2013, the Group has commitments of RMB 12.4 million for the purchase of new machinery and construction project.

(3)          Employment contracts

The Group’s employees in the PRC include engineers, technicians, management administrative personnel, marketing and sales personnel, and factory personnel while employees in U.S. include management, administration and marketing personnel. All of the employees except U.S. employees are contract employees and have entered into renewable employment contracts with the Group’s applicable entities.  Terms of the employment agreements with management, engineers, sales persons and technicians range from two to five years and terms of the employment agreements with support personnel range from six months to one year.

Future minimum payments to employees under employment contracts consisted of the following at December 31, 2013:

	US$	RMB
	(In thousands)
2014	6,648	40,534
2015	4,870	29,692
2016	2,858	17,426
2017	1,783	10,874
2018	1,725	10,514
2019 and thereafter	15,561	94,847
Total minimum employment contract payments	33,445	203,887

   (4)     Licensee agreement

The Group is engaged in a licensee agreement with a third party that designs certain line reactors. This agreement provides us the exclusive right to manufacture, assemble, sell, and maintain the licensed products.  Licensee expense was RMB 0.2 million (US$ 0.03 million), RMB 1.0 million (US$0.15 million) and RMB 1.2 million (US$ 0.2 million) for the years ended December 31, 2013, 2012, and 2011, respectively. These amounts were recorded in the selling and administrative expense.